Income and other taxes - Reconciliation of Deferred Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of income tax [Abstract]
Beginning balance deferred tax liability (asset)	$ 186,432	$ 196,356
Deferred income tax (recovery) expense	(3,917)	(5,267)
Deferred income tax liability related to Kiaka disposal	0	(4,657)
Increase (decrease) in deferred tax liability (asset)	(3,917)	(9,924)
Ending balance deferred tax liability (asset)	$ 182,515	$ 186,432